Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands				3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 29, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)	Oct. 06, 2021 USD ($)
Accounting Policies [Line Items]
Fair value of earnout liability	$ 20,881	$ 26,095		$ 20,881
Reduction in fair value of earnout liability	5,214
Fair value liabilities level 2 to level 1 transfers amount			$ 0		$ 0
Share based compensation arrangement by share based payment award, Award vesting period					4 years
Starry, Inc [Member]
Accounting Policies [Line Items]
Number of Operating Segments | Segment					1
Cash, FDIC Insured amount			250,000		$ 250,000	$ 250,000
Accounts receivable, Allowance for credit loss, Current			147		147	117
Accounts receivable, Credit loss expense reversal					154
Accounts receivable, Allowance for credit loss, Writeoff					124	0
Deferred offering costs			5,225		5,225	0
Deferred charge assets			$ 1,824		1,824
Impairment of long lived assets to be disposed of					0	0
License agreement, Term			10 years
Asset retirement obligation, Liabilities settled					0	0
Unrecognized tax benefits			$ 0		$ 0	0
Repurchase right, Exercise terms					This repurchase right may be exercised by the Company within the later of six months following the date of termination of employment in the case of an employee, or termination of service relationship in the case of non-employee, or seven months after the acquisition of such Purchased Shares upon exercise of the underlying options.
Share based compensation arrangement by share based payment award, Award vesting period					4 years
Year of expiry of leases					2026
Starry, Inc [Member] | Selling, General and Administrative Expense [Member]
Accounting Policies [Line Items]
Advertising expense					$ 2,977	$ 1,344
Starry, Inc [Member] | Maximum [Member]
Accounting Policies [Line Items]
Income tax examination, Percentage likely to be sustained					50.00%
Starry, Inc [Member] | Minimum [Member]
Accounting Policies [Line Items]
Income tax examination, Percentage likely to be sustained					50.00%
Starry, Inc [Member] | Warrant [Member]
Accounting Policies [Line Items]
Fair value of warrant liability			14,773		$ 14,773		$ 14,773
Starry Warrants [Member]
Accounting Policies [Line Items]
Fair value adjustment of warrants				2,224
Fair value of warrant liability		12,549	14,773		14,773
Reclassification of warrant liability to APIC		$ 12,549
Other Liabilities - Junior Debt Exchange [Member] | Other Liabilities [Member]
Accounting Policies [Line Items]
Fair value of debt exchange notes	$ 1,986			$ 1,986
Delayed Draw Tranche C [Member] | Starry, Inc [Member]
Accounting Policies [Line Items]
Deferred cost for warrants			$ 1,695		$ 1,695